Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
CIK 001836707 SBEA Merger Sub LLC
Schedule of basic and diluted net loss per common share

			For the period from
	For the year ended		December 3,2020 (inception)
	December 31, 2021		through December 31, 2020
	Class A	Class B	Class A	Class B
Basic and diluted net loss per share
Numerator:
Allocation of net loss	$(5,954,435)	$(1,778,598)	$—	$(3,543)

Denominator
Weighted-average shares outstanding	28,828,767	8,440,068	—	7,500,000
Basic and diluted net loss per share	$(0.21)	$(0.21)	$—	$—